Document and Entity Information	Jul. 29, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 29, 2021
Entity Registrant Name	DRAGONEER GROWTH OPPORTUNITIES CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39447
Entity Tax Identification Number	98-1546280
Entity Address, Address Line One	One Letterman Drive
Entity Address, Address Line Two	Building D
Entity Address, Address Line Three	Suite M500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94129
City Area Code	415
Local Phone Number	539-3099
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001818201
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	DGNR
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	DGNR WS
Security Exchange Name	NYSE
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	DGNR.U
Security Exchange Name	NYSE